Stock-based Compensation - Schedule of stock-based compensation recorded in the Company's statements of operations and comprehensive loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	$ 4,891	$ 2,271	$ 5,550	$ 5,399
Research and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	2,920	1,489	3,482	3,270
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	1,477	567	1,405	1,658
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	317	129	454	289
Truck and freight operations [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share - Based Compensation	$ 177	$ 86	$ 209	$ 182